Notes Payable (Details) - USD ($)																										3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2025	May 19, 2025	May 06, 2025	Apr. 24, 2025	Dec. 08, 2023	Sep. 29, 2023	Apr. 11, 2023	Nov. 29, 2022	Nov. 18, 2022	Sep. 15, 2022	Sep. 02, 2022	Aug. 18, 2022	Aug. 04, 2022	Jul. 27, 2022	Jul. 26, 2022	Jul. 21, 2022	Jul. 07, 2022	Jun. 09, 2022	May 26, 2022	May 23, 2022	May 10, 2022	Apr. 18, 2022	Apr. 06, 2022	Mar. 18, 2022	Dec. 30, 2021	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 16, 2022
Notes Payable (Details) [Line Items]
Derivative Liability, Current																										$ 1,172,020						$ 1,172,020		$ 4,685,675	$ 152,945
Debt Instrument, Face Amount	$ 105,000	$ 78,750	$ 26,250
Proceeds from Issuance of Debt																																$ 200,000	$ 449,000	548,000	0
Debt			10.00%
Derivative Liability																																		$ 100,551
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																										$ 35.65						$ 35.65		$ 31.26
Warrants and Rights Outstanding																										$ 37,556						$ 37,556		$ 40,767
Gain (Loss) on Extinguishment of Debt																																$ 0	1,024,583	515,964	164,837
Proceeds from Short-Term Debt			$ 25,000
Debt Instrument, Term			10 days
Debt Instrument, Interest Rate, Effective Percentage			120.00%
Debt Instrument, Basis Spread on Variable Rate	5.00%		15.00%
Gross proceeds	$ 100,000	$ 75,000
Interest Expense, Debt																																		195,838	1,615,591
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						181,606
Debt Related Commitment Fees and Debt Issuance Costs																																		$ 0	$ 7,644,077
Class of Warrant or Right, Outstanding (in Shares)																										37,556						37,556		40,767	673,208	672,334
Kishon Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																					$ 159,259
Stock Issued During Period, Shares, Other (in Shares)																					12,741
Class of Warrant or Rights, Granted (in Shares)																					5,556
Derivative Liability, Current																					$ 27,793
Debt Instrument, Face Amount																					277,777
Proceeds from Issuance of Debt																					250,000
Debt Instrument, Unamortized Discount																					$ 138,492
Debt Instrument, Maturity Date																					Nov. 10, 2022
Debt																					12.00%
Debt Instrument, Fee Amount																																			$ 15,000
Debt Instrument, Debt Default, Amount																										$ 431,666						$ 431,666		$ 431,666	431,666
Interest Payable																										224,939						224,939		166,823	88,909
Finnegan Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																				$ 3,240
Stock Issued During Period, Shares, Other (in Shares)																				1,930
Debt Instrument, Face Amount																				$ 47,059
Proceeds from Issuance of Debt																				$ 40,000
Debt Instrument, Maturity Date																				Nov. 20, 2022
Debt																				10.00%
Debt Instrument, Debt Default, Amount																																		51,765	51,765
Interest Payable																																		20,537	11,889
Warrants and Rights Outstanding																				$ 2,000
Finnegan Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																				386
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																				$ 25
Finnegan Note 2 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																			$ 2,025
Stock Issued During Period, Shares, Other (in Shares)																			242
Debt Instrument, Face Amount																			$ 29,412
Proceeds from Issuance of Debt																			$ 25,000
Debt Instrument, Maturity Date																			Nov. 30, 2022
Debt																			10.00%
Debt Instrument, Debt Default, Amount																																		32,353	32,353
Interest Payable																																		12,705	7,341
Warrants and Rights Outstanding																			$ 1,250
Finnegan Note 2 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																			242
Share Price (in Dollars per share)																			$ 25
Finnegan Note 3 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other													$ 1,100
Stock Issued During Period, Shares, Other (in Shares)													242
Debt Instrument, Face Amount													$ 29,412
Proceeds from Issuance of Debt													$ 25,000
Debt Instrument, Maturity Date													Feb. 03, 2023
Debt													10.00%
Debt Instrument, Debt Default, Amount																																		32,353	32,353
Interest Payable																																		11,714	6,350
Warrants and Rights Outstanding													$ 850
Debt Instrument, Basis Spread on Variable Rate	15.00%	15.00%
Finnegan Note 3 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)													242
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 25
Schrier Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																	$ 1,000
Stock Issued During Period, Shares, Other (in Shares)																	193
Class of Warrant or Rights, Granted (in Shares)																	193
Debt Instrument, Face Amount																	$ 23,259
Proceeds from Issuance of Debt																	$ 20,000
Debt Instrument, Maturity Date																	Jan. 08, 2023
Debt																	10.00%
Debt Instrument, Debt Default, Amount																																		105,883	25,882
Interest Payable																																		44,957	5,383
Warrants and Rights Outstanding																	$ 820
Gain (Loss) on Extinguishment of Debt																																		32,133
Schrier Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 25
Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount																									$ 1,000,000
Proceeds from Issuance of Debt																									$ 850,000
Debt Instrument, Unamortized Discount																																				$ 0
Debt Instrument, Maturity Date																									Nov. 30, 2022
Debt																									10.00%
Debt Instrument, Debt Default, Amount																																			0	1,100,000
Interest Payable																																			0	106,795
Warrants and Rights Outstanding																									$ 261,568
Interest Expense, Long-Term Debt																																				106,795
Amortization of Debt Discount (Premium)																																				511,568
Debt Instrument,Interest Amount																																			168,761
Howe Note 2 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																		$ 22,440
Stock Issued During Period, Shares, Other (in Shares)																		2,460
Debt Instrument, Face Amount																		$ 300,000
Proceeds from Issuance of Debt																		$ 255,000
Debt Instrument, Unamortized Discount																																				0
Debt Instrument, Maturity Date																		Nov. 30, 2022
Debt																		10.00%
Debt Instrument, Debt Default, Amount																																			0	330,000
Interest Payable																																			0	18,888
Warrants and Rights Outstanding																		$ 10,965
Interest Expense, Long-Term Debt																																				18,888
Amortization of Debt Discount (Premium)																																				108,405
Debt Instrument,Interest Amount																																			50,362
Howe Note 2 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																		2,460
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																		$ 25
Howe Note 3 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																$ 12,495																				0
Stock Issued During Period, Shares, Other (in Shares)																2,460
Class of Warrant or Rights, Granted (in Shares)																2,460
Debt Instrument, Face Amount																$ 300,000
Proceeds from Issuance of Debt																$ 255,000
Debt Instrument, Maturity Date																Nov. 30, 2022
Debt																10.00%
Debt Instrument, Debt Default, Amount																																			0	330,000
Interest Payable																																			0	15,436
Warrants and Rights Outstanding																$ 9,945
Interest Expense, Long-Term Debt																																				15,436
Amortization of Debt Discount (Premium)																																				97,440
Debt Instrument,Interest Amount																																			50,314
Howe Note 3 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																$ 25
Howe Note 4 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other												$ 10,775
Stock Issued During Period, Shares, Other (in Shares)												1,640
Debt Instrument, Face Amount												$ 200,000
Proceeds from Issuance of Debt												$ 170,000
Debt Instrument, Unamortized Discount																																				0
Debt Instrument, Maturity Date												Nov. 30, 2022
Debt												10.00%
Debt Instrument, Debt Default, Amount																																			0	220,000
Interest Payable																																			0	8,756
Interest Expense, Long-Term Debt																																				8,756
Amortization of Debt Discount (Premium)																																				60,775
Debt Instrument,Interest Amount																																			34,077
Howe Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Decrease, Forgiveness					$ 2,454,821
M Diamond Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																			$ 4,050
Stock Issued During Period, Shares, Other (in Shares)																			483
Debt Instrument, Face Amount																			$ 58,823
Proceeds from Issuance of Debt																			$ 50,000
Debt Instrument, Maturity Date																			Nov. 30, 2022
Debt																			10.00%
Debt Instrument, Debt Default, Amount																																			64,706
Interest Payable																																			14,682
Warrants and Rights Outstanding																			$ 2,500
M Diamond Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																			483
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																			$ 25
Dobbertin Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																			$ 1,215
Stock Issued During Period, Shares, Other (in Shares)																			145
Class of Warrant or Rights, Granted (in Shares)																			145
Debt Instrument, Face Amount																			$ 17,647
Proceeds from Issuance of Debt																			$ 15,000
Debt Instrument, Maturity Date																			Nov. 30, 2022
Debt																			10.00%
Debt Instrument, Debt Default, Amount																																			19,412
Interest Payable																																			4,405
Warrants and Rights Outstanding																			$ 750
Dobbertin Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																			$ 25
Lindstrom Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																			$ 2,835
Stock Issued During Period, Shares, Other (in Shares)																			338
Class of Warrant or Rights, Granted (in Shares)																			338
Debt Instrument, Face Amount																			$ 41,176
Proceeds from Issuance of Debt																			$ 35,000
Debt Instrument, Maturity Date																			Nov. 30, 2022
Debt																			10.00%
Debt Instrument, Debt Default, Amount																																		45,294	45,294
Interest Payable																																		$ 17,709	10,277
Warrants and Rights Outstanding																			$ 1,750
Lindstrom Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																			$ 25
Mitchell Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other											$ 3,124
Stock Issued During Period, Shares, Other (in Shares)											582
Debt Instrument, Face Amount											$ 71,000
Proceeds from Issuance of Debt											$ 60,350
Debt Instrument, Maturity Date											Nov. 30, 2022
Debt											10.00%
Debt Instrument, Debt Default, Amount																																			78,100
Interest Payable																																			15,768
Leath Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other										$ 2,868
Stock Issued During Period, Shares, Other (in Shares)										410																								18,052
Debt Instrument, Face Amount										$ 50,000
Proceeds from Issuance of Debt										$ 42,500
Debt Instrument, Maturity Date										Dec. 15, 2022
Debt										10.00%
Debt Instrument, Debt Default, Amount																																			55,000
Interest Payable																																			10,757
November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)								750
Debt Instrument, Unamortized Discount																																				3,083
Debt Instrument, Maturity Date								May 28, 2023
Debt Instrument, Debt Default, Amount																																				18,750
Interest Payable																																		$ 4,839	5,903	164
Amortization of Debt Discount (Premium)																																				$ 667
Debt Instrument,Interest Amount																																			11,967
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						26,064
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.8
Convertible Notes Payable																																		18,750	37,500
Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other															$ 2,350
Stock Issued During Period, Shares, Other (in Shares)															483
Debt Instrument, Face Amount															$ 58,823
Proceeds from Issuance of Debt															$ 50,000
Debt Instrument, Maturity Date															Nov. 30, 2022
Debt															10.00%
Debt Instrument, Debt Default, Amount																																			64,705
Interest Payable																																			13,685
Warrants and Rights Outstanding															$ 1,850
Gain (Loss) on Extinguishment of Debt																																		80,282
Nommsen Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)															483
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 25
Caplan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other														$ 2,350
Stock Issued During Period, Shares, Other (in Shares)														483
Debt Instrument, Face Amount														$ 58,823
Proceeds from Issuance of Debt														$ 50,000
Debt Instrument, Maturity Date														Jan. 21, 2023
Debt														10.00%
Debt Instrument, Debt Default, Amount																																			64,705
Interest Payable																																			12,989
Warrants and Rights Outstanding														$ 1,850
Gain (Loss) on Extinguishment of Debt																																		75,613
Caplan Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)														483
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 25
Lightmas Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other											$ 2,640
Stock Issued During Period, Shares, Other (in Shares)											492
Debt Instrument, Face Amount											$ 60,000
Proceeds from Issuance of Debt											$ 51,000
Debt Instrument, Maturity Date											Nov. 30, 2022
Debt											10.00%
Debt Instrument, Debt Default, Amount																																			66,000
Gain (Loss) on Extinguishment of Debt																																		81,301
Line of Credit Facility, Commitment Fee Amount																																			13,325
Lewis Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other											$ 1,320
Stock Issued During Period, Shares, Other (in Shares)											246
Debt Instrument, Face Amount											$ 30,000
Proceeds from Issuance of Debt											$ 25,500
Debt Instrument, Maturity Date											Nov. 30, 2022
Debt											10.00%
Debt Instrument, Debt Default, Amount																																			33,000
Interest Payable																																			6,663
Gain (Loss) on Extinguishment of Debt																																		40,385
Goff Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other											$ 1,320
Stock Issued During Period, Shares, Other (in Shares)											246
Debt Instrument, Face Amount											$ 30,000
Proceeds from Issuance of Debt											$ 25,500
Debt Instrument, Maturity Date											Nov. 30, 2022
Debt											10.00%
Debt Instrument, Debt Default, Amount																																			33,000
Interest Payable																																			6,663
Gain (Loss) on Extinguishment of Debt																																		40,385
Hagan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other											$ 4,715
Stock Issued During Period, Shares, Other (in Shares)											820
Debt Instrument, Face Amount											$ 100,000
Proceeds from Issuance of Debt											$ 85,000
Debt Instrument, Maturity Date											Dec. 10, 2022
Debt											10.00%
Debt Instrument, Debt Default, Amount																																			110,000
Interest Payable																																			21,793
Gain (Loss) on Extinguishment of Debt																																		135,114
AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other									$ 9,007
Stock Issued During Period, Shares, Other (in Shares)									91,328
Class of Warrant or Rights, Granted (in Shares)																								15,000
Derivative Liability, Current																								$ 106,608
Debt Instrument, Face Amount																								750,000
Proceeds from Issuance of Debt																								675,000
Debt Instrument, Unamortized Discount																								$ 349,914
Debt Instrument, Maturity Date																								Mar. 17, 2023
Debt																								12.00%
Debt Instrument, Fee Amount																																			15,000
Debt Conversion, Original Debt, Amount							$ 2,032,800
Debt Instrument, Increase, Accrued Interest																																			69,167
Debt Related Commitment Fees and Debt Issuance Costs							800,800
Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																							$ 322,500
Stock Issued During Period, Shares, Other (in Shares)																							25,800
Derivative Liability, Current																							$ 27,040
Debt Instrument, Face Amount																							562,500
Debt Instrument, Unamortized Discount																							$ 416,375
Debt																							12.00%
Debt Instrument, Fee Amount																																			15,000
Debt Conversion, Original Debt, Amount							1,530,222
Debt Instrument, Increase, Accrued Interest																																			27,157
Debt Related Commitment Fees and Debt Issuance Costs							602,815
Class of Warrant or Right, Outstanding (in Shares)																							11,250
Payments to Acquire Debt Securities, Available-for-Sale																							$ 506,250
Debt Conversion, Converted Instrument, Expiration or Due Date																							Oct. 06, 2022
Anson East Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																							$ 107,500
Stock Issued During Period, Shares, Other (in Shares)																							8,600
Derivative Liability, Current																							$ 9,014
Debt Instrument, Face Amount																							187,500
Debt Instrument, Unamortized Discount																							$ 147,290
Debt																							12.00%
Debt Instrument, Fee Amount																																			15,000
Debt Conversion, Original Debt, Amount							527,398
Debt Instrument, Increase, Accrued Interest																																			9,552
Debt Related Commitment Fees and Debt Issuance Costs							207,763
Class of Warrant or Right, Outstanding (in Shares)																							3,750
Payments to Acquire Debt Securities, Available-for-Sale																							$ 168,750
Debt Conversion, Converted Instrument, Expiration or Due Date																							Oct. 06, 2022
GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																						$ 159,259
Stock Issued During Period, Shares, Other (in Shares)																						12,741
Class of Warrant or Rights, Granted (in Shares)																						5,556
Derivative Liability, Current																						$ 21,920
Debt Instrument, Face Amount																						277,777
Debt Instrument, Unamortized Discount																						162,158
Debt Instrument, Fee Amount																																			15,000
Debt Conversion, Original Debt, Amount																																			$ 72,777
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																			$ 1.46
Debt Instrument, Increase, Accrued Interest																																			$ 13,965
Debt Related Commitment Fees and Debt Issuance Costs							249,439
Payments to Acquire Debt Securities, Available-for-Sale																						$ 250,000
Debt Conversion, Converted Instrument, Expiration or Due Date																						Nov. 10, 2022
Debt Instrument, Unamortized Discount, Current																						$ 27,777
Bridge Notes [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount																																		$ 548,000
Debt																																		10.00%
Interest Expense, Long-Term Debt																																		$ 32,132
Extinguishment of Debt, Gain (Loss), Income Tax																																		28,886
Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Interest Payable, Current																																		374,376	348,821
Lindstrom Note 2 Member
Notes Payable (Details) [Line Items]
Debt								10.00%
Lindstrom Note [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																									750
Debt Instrument, Debt Default, Amount																																		64,044
Interest Payable																																		$ 22,548
Notes Payable And Accrued Interest [Member] | Schrier Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		8,614
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | M Diamond Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		20,966
Notes Payable And Accrued Interest [Member] | Dobbertin Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		6,558
Notes Payable And Accrued Interest [Member] | Mitchell Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		27,040
Notes Payable And Accrued Interest [Member] | Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | Caplan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		37,283
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | Lightmas Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		22,850
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | Lewis Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		12,409
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | Goff Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		12,409
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | Hagan Note [Member]
Notes Payable (Details) [Line Items]
Share Price (in Dollars per share)																																		$ 4
Notes Payable And Accrued Interest [Member] | Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		22,565
Investment Incentive [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							1,371,846
Investment Incentive [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 13,553
Convertible Notes Payable [Member] | Howe Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount					18,750
Convertible Notes Payable [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						18,750
Accrued Interest [Member] | Howe Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 2,682
Accrued Interest [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 2,101
Accrued Interest [Member] | Faraz Naqvi [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		5,782
Accrued Interest [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							92,000
Accrued Interest [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							68,657
Accrued Interest [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							23,385
Accrued Interest [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																			8,679
Premium on Notes Payable [Member] | Hagan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																																		37,977
Principal [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																			57,138
Principal [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							750,000
Principal [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							562,500
Principal [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							187,500
Principal [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							205,000
Default Penalty [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							375,000
Default Penalty [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							281,250
Default Penalty [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							93,750
Default Penalty [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							138,889
Fees [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							15,000
Fees [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							15,000
Fees [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							15,000
Fees [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 15,000																												57,140
Measurement Input, Default Rate [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt																					18.00%
Measurement Input, Default Rate [Member] | Finnegan Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt																				18.00%
Measurement Input, Default Rate [Member] | Finnegan Note 2 [Member]
Notes Payable (Details) [Line Items]
Debt																			18.00%
Measurement Input, Default Rate [Member] | Dragon Note [Member]
Notes Payable (Details) [Line Items]
Debt													18.00%					18.00%
Measurement Input, Default Rate [Member] | Schrier Note [Member]
Notes Payable (Details) [Line Items]
Debt																	18.00%
Measurement Input, Default Rate [Member] | Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Debt																									18.00%
Measurement Input, Default Rate [Member] | Howe Note 2 [Member]
Notes Payable (Details) [Line Items]
Debt																		18.00%
Measurement Input, Default Rate [Member] | Howe Note 3 [Member]
Notes Payable (Details) [Line Items]
Debt																18.00%
Measurement Input, Default Rate [Member] | Howe Note 4 [Member]
Notes Payable (Details) [Line Items]
Debt												18.00%
Measurement Input, Default Rate [Member] | M Diamond Note [Member]
Notes Payable (Details) [Line Items]
Debt																			18.00%
Measurement Input, Default Rate [Member] | Dobbertin Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt																			18.00%
Measurement Input, Default Rate [Member] | Lindstrom Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt																			18.00%
Measurement Input, Default Rate [Member] | Mitchell Note [Member]
Notes Payable (Details) [Line Items]
Debt																																				18.00%
Measurement Input, Default Rate [Member] | Leath Note [Member]
Notes Payable (Details) [Line Items]
Debt																																					18.00%
Measurement Input, Default Rate [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt								18.00%
Measurement Input, Default Rate [Member] | Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Debt															18.00%
Measurement Input, Default Rate [Member] | Caplan Note [Member]
Notes Payable (Details) [Line Items]
Debt														18.00%
Measurement Input, Default Rate [Member] | Lightmas Note [Member]
Notes Payable (Details) [Line Items]
Debt											18.00%
Measurement Input, Default Rate [Member] | Lewis Note [Member]
Notes Payable (Details) [Line Items]
Debt											18.00%
Measurement Input, Default Rate [Member] | Goff Note [Member]
Notes Payable (Details) [Line Items]
Debt											18.00%
Measurement Input, Default Rate [Member] | Hagan Note [Member]
Notes Payable (Details) [Line Items]
Debt											18.00%
Measurement Input, Default Rate [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt																								18.00%
Measurement Input, Default Rate [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt																							18.00%
Measurement Input, Default Rate [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt																							18.00%
Measurement Input, Default Rate [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt																						18.00%
Related Party [Member]
Notes Payable (Details) [Line Items]
Interest Payable																											$ 0			$ 0				$ 22,547	61,792
Interest Expense, Debt																											$ 0		$ 10,587	$ 2,297	$ 26,133			33,980
Amortization of Debt Discount (Premium)																																		0	19,587
Interest Payable, Current																										0						0		22,547	61,792
Related Party [Member] | Finnegan Note 3 [Member]
Notes Payable (Details) [Line Items]
Interest Payable																										230,773						230,773		$ 211,780
Interest Expense, Debt																										$ 23,229		$ 32,416				$ 65,815	$ 140,643
Obligation Exchange Agreement [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																75,000
Gain (Loss) on Extinguishment of Debt																																$ 553,403
Obligation Exchange Agreement [Member] | Finnegan Note 3 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)				75,000
Gain (Loss) on Extinguishment of Debt				$ 303,638
Obligation Exchange Agreement [Member] | Lindstrom Note 2 Member
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)				75,000
Gain (Loss) on Extinguishment of Debt				$ 249,765
Original Issue Discount [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																					$ 27,777
Original Issue Discount [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																								$ 75,000
Original Issue Discount [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																							$ 56,250
Original Issue Discount [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																							$ 18,750
Default Penalty [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																																			138,889
Default Penalty [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																																			375,000
Default Penalty [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																																			281,250
Default Penalty [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																																			93,750
Default Penalty [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																																			$ 138,889
Commitments [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																								$ 430,000
Stock Issued During Period, Shares, Other (in Shares)																								34,400
Warrants at $25.00 [Member] | Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																									42,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																									$ 25
Warrants at $37.50 [Member] | Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																									42,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																									$ 37.5
Series F Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						911	8,116
Series F Preferred Stock [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 34,404
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						34
Series F Preferred Stock [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							2,033
Series F Preferred Stock [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							1,531
Series F Preferred Stock [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							528
Series F Preferred Stock [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 633,192
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							634
Series F Preferred Stock [Member] | Investment Incentive [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 360,385	$ 3,195,374
Series F Preferred Stock [Member] | Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						414,118
Series F Preferred Stock [Member] | Convertible Notes Payable [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						18,750
Series F Preferred Stock [Member] | Accrued Interest [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						84,187	365,012
Series F Preferred Stock [Member] | Accrued Interest [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						2,101
Series F Preferred Stock [Member] | Accrued Interest [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							24,864
Series F Preferred Stock [Member] | Premium on Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						41,412
Series F Preferred Stock [Member] | Default Penalty [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							888,889
Series F Preferred Stock [Member] | Fees [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 10,000	$ 60,000
Minimum [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt																					10.00%
Minimum [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt																								10.00%
Minimum [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt																							10.00%
Minimum [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt																							10.00%
Minimum [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt																						10.00%
Minimum [Member] | Bridge Notes [Member]
Notes Payable (Details) [Line Items]
Debt																																		10.00%
Maximum [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt																						12.00%
Maximum [Member] | Lindstrom Note 2 Member
Notes Payable (Details) [Line Items]
Debt								18.00%